Non-current assets held for sale and discontinued operations - EPS (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
(Loss) profit after taxes from discontinued operations		$ (5,399)	$ 84,637	$ 9,464	[1]
Denominator:
Weighted average basic shares outstanding		169,269,281	169,152,905	171,406,272	[1]
Numerator:
(Loss) profit after taxes from discontinued operations		$ (5,399)	$ 84,637	$ 9,464	[1]
Denominator:
Weighted average basic shares outstanding		169,269,281	169,152,905	171,406,272	[1]
Effect of dilutive securities	[1]			123,340.00
Weighted average dilutive shares outstanding		169,269,281	169,152,905	171,529,612	[1]
Spanish Hydroelectric Business, Disposal Group And Discontinued Operation
Numerator:
(Loss) profit after taxes from discontinued operations		$ (5,399)	$ 84,637	$ 9,464
Denominator:
Weighted average basic shares outstanding		169,269,281	169,152,905	171,406,272
Basic (loss) earnings per ordinary share (US$)		$ (0.03)	$ 0.50	$ 0.05
Numerator:
(Loss) profit after taxes from discontinued operations		$ (5,399)	$ 84,637	$ 9,464
Denominator:
Weighted average basic shares outstanding		169,269,281	169,152,905	171,406,272
Effect of dilutive securities				123,340
Weighted average dilutive shares outstanding		169,269,281	169,152,905	171,529,612
Diluted (loss) earnings per ordinary share (US$)		$ (0.03)	$ 0.50	$ 0.05

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).